Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of provisions

	Post-employment benefits	Aircraft and engine return	Legal proceedings (a)	Total
Balances on December 31, 2021	75,439	2,679,833	832,050	3,587,322
Constitution (Reversal) of provision	12,562	35,450	296,524	344,536
Provisions used	(97)	(166,816)	(315,731)	(482,644)
Amendment of assumptions	(28,290)	-	-	(28,290)
Plan experience	45,806	-	-	45,806
Present value adjustment	7,977	231,800	-	239,777
Exchange rate and monetary variation	-	(179,072)	2,368	(176,704)
Balances on December 31, 2022	113,397	2,601,195	815,211	3,529,803
Constitution (Reversal) of provision	9,860	519,673	475,854	1,005,387
Provisions used	(556)	(637,067)	(440,258)	(1,077,881)
Amendment of assumptions	32,950	-	-	32,950
Plan experience	1,553	-	-	1,553
Present value adjustment	13,380	93,190	-	106,570
Exchange rate change	-	(188,282)	7,727	(180,555)
Balances on December 31, 2023	170,584	2,388,709	858,534	3,417,827

On December 31, 2023
Current	-	737,636	-	737,636
Non-current	170,584	1,651,073	858,534	2,680,191
Total	170,584	2,388,709	858,534	3,417,827

On December 31, 2022
Current	-	634,820	-	634,820
Non-current	113,397	1,966,375	815,211	2,894,983
Total	113,397	2,601,195	815,211	3,529,803
(a)	The provisions used consider write-offs due to the revaluation of estimates and settled processes.

Schedule of actuarial assumptions actuarial assumptions

Actuarial assumptions	2023	2022
Weighted average of assumptions to determine the defined benefit obligation
Nominal discount rate p.a.	9.71%	11.62%
Actual discount rate p.a.	5.49%	5.97%
Long-term estimated inflation rate p.a.	4.00%	5.33%
HCCTR - Nominal medical inflation rate p.a.	7.38%	8.75%
HCCTR - Actual medical inflation rate p.a.	3.25%	3.25%
Mortality table	AT-2000 loosened by 10%	AT-2000 loosened by 10%
Weighted Average of Assumptions to Determine the Cost (revenue) of the Defined Benefit
Nominal discount rate	11.84%	10.59%
Actual discount rate p.a.	5.48%	5.97%
Long-term estimated inflation rate	5.33%	5.02%
HCCTR - Nominal medical inflation rate p.a.	8.75%	8.43%
HCCTR - Actual medical inflation rate p.a.	3.25%	3.25%
Mortality table	AT-2000 loosened by 10%	AT-2000 loosened by 10%

Schedule of provisions related to civil and labor suits

	Probable loss		Possible loss
	2023	2022	2023	2022
Civil	169,317	165,475	69,923	74,212
Labor	442,768	425,711	162,216	137,245
Tax	246,449	224,025	1,405,541	1,247,288
Total	858,534	815,211	1,637,680	1,458,745